Borrowings (Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Federal Home Loan Bank Advances	$ 22,200	$ 23,761
Convertible note due July 2015 at 4.34% [Member]
Long-term Federal Home Loan Bank Advances	7,111	7,301
Debt Instrument, Interest Rate, Stated Percentage	4.34%
Convertible note due January 2017 at 4.71% [Member]
Long-term Federal Home Loan Bank Advances	10,000	10,000
Debt Instrument, Interest Rate, Stated Percentage	4.71%
Amortizing fixed rate borrowing due January 2018 at 0.91% [Member]
Long-term Federal Home Loan Bank Advances	1,866	2,460
Debt Instrument, Interest Rate, Stated Percentage	0.91%
Amortizing fixed rate borrowing due December 2018 at 1.425% [Member]
Long-term Federal Home Loan Bank Advances	$ 3,223	$ 4,000
Debt Instrument, Interest Rate, Stated Percentage	1.425%